PGIM Jennison Financial Services Fund
Schedule of Investments as of February 28, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 99.9%
Common Stocks
Application Software 2.4%
Bill.com Holdings, Inc.*	16,929	$4,027,071
Asset Management & Custody Banks 14.1%
Ares Management Corp. (Class A Stock)	23,838	1,933,023
AssetMark Financial Holdings, Inc.*	38,058	893,982
Blackstone, Inc.	49,565	6,318,051
Bridge Investment Group Holdings, Inc. (Class A Stock)	48,150	1,005,854
Brightsphere Investment Group, Inc.	84,960	2,027,995
Focus Financial Partners, Inc. (Class A Stock)*	64,655	3,235,336
KKR & Co., Inc.	138,737	8,340,869
		23,755,110
Consumer Finance 4.1%
Capital One Financial Corp.	27,553	4,223,048
SLM Corp.	137,013	2,699,156
		6,922,204
Data Processing & Outsourced Services 11.1%
Adyen NV (Netherlands), 144A*	3,965	8,139,999
Mastercard, Inc. (Class A Stock)	14,851	5,358,538
Visa, Inc. (Class A Stock)	23,988	5,184,287
		18,682,824
Diversified Banks 18.0%
Bank of America Corp.	215,225	9,512,945
Citigroup, Inc.	133,908	7,931,371
JPMorgan Chase & Co.	90,344	12,810,779
		30,255,095
Financial Exchanges & Data 5.4%
Moody’s Corp.	16,936	5,453,900
S&P Global, Inc.	9,404	3,533,083
		8,986,983
Insurance Brokers 4.2%
Marsh & McLennan Cos., Inc.	45,707	7,103,325

PGIM Jennison Financial Services Fund
Schedule of Investments as of February 28, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Investment Banking & Brokerage 7.6%
Goldman Sachs Group, Inc. (The)	31,232	$10,659,169
Houlihan Lokey, Inc.	20,985	2,158,517
		12,817,686
Life & Health Insurance 4.1%
MetLife, Inc.	101,308	6,843,355
Mortgage REITs 1.2%
Starwood Property Trust, Inc.	81,152	1,934,664
Other Diversified Financial Services 1.1%
Apollo Global Management, Inc.	29,333	1,914,272
Property & Casualty Insurance 7.8%
Axis Capital Holdings Ltd.	58,584	3,199,858
Chubb Ltd.	49,000	9,978,360
		13,178,218
Real Estate Services 0.2%
CBRE Group, Inc. (Class A Stock)*	4,151	402,024
Regional Banks 14.1%
BankUnited, Inc.	33,176	1,466,379
Enterprise Financial Services Corp.	31,082	1,536,694
Metropolitan Bank Holding Corp.*	19,199	1,963,098
PacWest Bancorp	58,511	2,891,614
Pinnacle Financial Partners, Inc.	41,238	4,168,337
PNC Financial Services Group, Inc. (The)	30,944	6,165,592
Truist Financial Corp.	88,756	5,522,398
		23,714,112
Reinsurance 3.7%
RenaissanceRe Holdings Ltd. (Bermuda)	40,773	6,147,753
Thrifts & Mortgage Finance 0.8%
WSFS Financial Corp.	25,746	1,308,669

Total Long-Term Investments (cost $108,973,747)		167,993,365

PGIM Jennison Financial Services Fund
Schedule of Investments as of February 28, 2022 (unaudited) (continued)
Description	Shares	Value

Short-Term Investment
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $29,162)	29,162	$29,162

TOTAL INVESTMENTS 99.9% (cost $109,002,909)		168,022,527
Other assets in excess of liabilities 0.1%		129,452

Net Assets 100.0%		$168,151,979

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
REITs—Real Estate Investment Trust

*	Non-income producing security.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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